Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 09, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001849998
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 09, 2022
Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2022
Prospectus Date	rr_ProspectusDate	Nov. 14, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes U.S. Strategic Dividend ETF | Federated Hermes U.S. Strategic Dividend ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XFDVX